Other Operating Income (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Other Operating Income
Rental income		$ 8,863	$ 8,671	$ 8,537
Credit card income		7,690	5,756	2,107
Expense recovery		4,095	3,242	3,386
Recovery from correspondent banks		2,710	2,909	2,980
Income for assets received in lieu of payment	$ 3,154	1,941	2,978	1,569
Release of provisions for contingencies		160	120	280
Other		4,500	4,899	6,627
Total	$ 48,680	$ 29,959	$ 28,575	$ 25,486